Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other assets [line items]
Financial assets	$ 204.5	$ 156.8
Other assets	296.3	234.8
Less current portion - financial	15.8	9.1
Less current portion - non-financial	1.3	1.1
Long-term portion	279.2	224.6
Investments held for self-insured liabilities
Disclosure of other assets [line items]
Financial assets	204.5	156.8
Holdbacks on long-term contracts
Disclosure of other assets [line items]
Financial assets	25.2	33.7
Other
Disclosure of other assets [line items]
Financial assets	48.6	27.0
Other	$ 18.0	$ 17.3